8. INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of income taxes
	Current	Deferred	Total
Year Ended December 31, 2014:
U.S. federal	$––	$––	$––
State and local	––	––	––
Foreign	7,080	––	7,080
	$7,080	$––	$7,080
Year Ended December 31, 2015:
U.S. federal	$––	$––	$––
State and local	––	––	––
Foreign	7,363	––	7,363
	$7,363	$––	$7,363

Schedule of income tax reconciliation
	2015	2014
Computed "expected" US tax (benefit) at Federal statutory rate	$(283,266)	$41,645
Change resulting from:
State and local income taxes, net of federal income tax benefit	(55,828)	––
Valuation allowance	414,612	(281,039)
Non––deductible items	(68,155)	12,063
Expired State Net Operating Losses	––	234,411
Income tax expense (benefit)	$7,363	$7,080

Schedule of deferred tax assets
	2015	2014
Deferred income tax assets:
Inventories	$90,879	$132,511
Accounts receivable	181,223	143,780
Accrued expenses	43,668	36,621
Net operating loss and tax credit carry forwards	18,272,306	17,863,473
Plant and equipment	590	4,629
Stock compensation	97,464	90,504
Other – investment impairments	127,855	127,855
Total deferred income tax assets	18,813,985	18,399,373
Valuation allowance	(18,813,985)	(18,399,373)
Net deferred tax assets	$––	$––